CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS [Text Block]
10.	CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS

The carrying values of the Company’s convertible debentures consist of the following as of February 28, 2013:

Carrying
Value
$320,000 face value convertible debenture due June 30, 2014 (Convertible Debenture 2)	320,000
$170,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 4)	170,000
$240,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 5)	206,607
Total	$696,607

$320,000 Face Value Convertible Debenture

During the year ended November 30, 2011 the Company issued $731,828 face value Convertible Debentures, due June 30 2014 (“Convertible Debentures 2”), to various investors (“Investors”) for net proceeds of $731,828. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

During the quarter ended August 31, 2012, $411,828 face value Convertible Debentures along with accrued interest for $33,423 were converted into 1,484,169 common shares at $0.30 per share, leaving a balance of $320,000 face value Convertible Debentures (“Convertible Debentures 2”).

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”). The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

$170,000 Face Value Convertible Debenture

During the nine month period ended August 31, 2012 the Company issued $670,000 face value Convertible debentures, due January 16, 2012 (“Convertible Debentures 4”), to various investors (“Investors”) for net proceeds of $670,000. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

During the quarter ended February 28, 2013, $500,000 face value Convertible debentures along with accrued interest for $40,444 were converted into 1,801,480 common shares at $0.30 per share, leaving a balance of $170,000 face value Convertible debentures (“Convertible Debentures 4”).

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”). The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

$240,000 Face Value Convertible Debenture

During the quarter ended February 29, 2012 the Company issued $240,000 face value Convertible debentures, due January 16, 2012 (“Convertible Debentures 5”), to various investors (“Investors”) for net proceeds of $240,000. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”).

The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

Accounting for the Financings:

The Company has evaluated the terms and conditions of the convertible debentures under the guidance of ASC 815, Derivatives and Hedging. The conversion features meet the definition of conventional convertible for purposes of applying the conventional convertible exemption. The definition of conventional convertible contemplates a limitation on the number of shares issuable under the arrangement. In the case of Convertible Debentures 2, 4 and 5 the instrument is convertible into a fixed number of shares. Although this instrument contains a down-round protection feature, it was determined to be insignificant and did not preclude characterization as conventional convertible. Since the Convertible Debentures achieved the conventional convertible exemption, the Company was required to consider whether the hybrid contracts embody a beneficial conversion feature. In the case of Convertible Debenture5, the calculation of the effective conversion amount resulted in a beneficial conversion feature. However, in the case of Convertible Debentures 2 and 4 the calculation of the effective conversion amount did not result in a beneficial conversion feature. At inception, the Company recorded a beneficial conversion feature for Convertible Debenture 5 as a component of stockholders’ equity.

The optional redemption feature embedded in Convertible Debentures 2, 4 and 5 were not considered clearly and closely related to the host debt instrument. The Company analyzed the down-round protection feature, which expires 45 days from the inception date of the financing. The Company determined that there were no contemplated financings during this time period that would trigger the down-round protection feature. Given the feature’s short-term nature and the unlikelihood of a triggering event occurring, the down-round protection feature was deemed immaterial at inception and thus does not require bifurcation and liability classification.

The purchase price allocation for Convertible Debenture 5 resulted in a debt discount of $50,000 respectively. The discount on the debenture is being amortized through periodic charges to interest expense over the term of the debenture using the effective interest method.

13.	CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS

The carrying values of the Company’s convertible debentures consist of the following as of November 30, 2012:

Carrying Value
$320,000 face value convertible debenture due June 30, 2014 (Convertible Debenture 2)	320,000
$670,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 4)	670,000
$240,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 5)	202,639
Total	$1,192,639

$320,000 Face Value Convertible Debenture

During the year ended November 30, 2011 the Company issued $731,828 face value Convertible debentures, due June 30 2014 (“Convertible Debentures 2”), to various investors (“Investors”) for net proceeds of $731,828. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

During the quarter ended August 31, 2012, $411,828 face value Convertible debentures along with accrued interest for $33,423 were converted into 1,484,169 common shares at $0.30 per share, leaving a balance of $320,000 face value Convertible debentures (“Convertible Debentures 2”).

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”). The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

$670,000 Face Value Convertible Debenture

During the nine month period ended August 31, 2012 the Company issued $670,000 face value Convertible debentures, due January 16, 2012 (“Convertible Debentures 4”), to various investors (“Investors”) for net proceeds of $670,000. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”). The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

$240,000 Face Value Convertible Debenture

During the quarter ended February 29, 2012 the Company issued $240,000 face value Convertible debentures, due January 16, 2012 (“Convertible Debentures 5”), to various investors (“Investors”) for net proceeds of $240,000. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”).

The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

Accounting for the Financings:

The Company has evaluated the terms and conditions of the convertible debentures under the guidance of ASC 815, Derivatives and Hedging. The conversion features meet the definition of conventional convertible for purposes of applying the conventional convertible exemption. The definition of conventional contemplates a limitation on the number of shares issuable under the arrangement. In the case of Convertible Debentures 2, 4 and 5 the instrument is convertible into a fixed number of shares. Although this instrument contains a down-round protection feature, it was determined to be insignificant and did not preclude characterization as conventional convertible. Since the Convertible Debentures achieved the conventional convertible exemption, the Company was required to consider whether the hybrid contracts embody a beneficial conversion feature. In the case of Convertible Debenture5, the calculation of the effective conversion amount resulted in a beneficial conversion feature. However, in the case of Convertible Debentures 2 and 4 the calculation of the effective conversion amount did not result in a beneficial conversion feature. At inception, the Company recorded a beneficial conversion feature for Convertible Debenture 5 as a component of stockholder’s equity.

The optional redemption feature embedded in Convertible Debentures 2, 4 and 5 were not considered clearly and closely related to the host debt instrument. The Company analyzed the down-round protection feature, which expires 45 days from the inception date of the financing. The Company determined that there were no contemplated financings during this time period that would trigger the down-round protection feature. Given the feature’s short-term nature and the unlikelihood of a triggering event occurring, the down-round protection feature was deemed immaterial at inception and thus does not require bifurcation and liability classification.

The purchase price allocation for Convertible Debenture 5 resulted in a debt discount of $50,000 respectively. The discount on the debenture is being amortized through periodic charges to interest expense over the term of the debenture using the effective interest method.